Alger Small Cap Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Y Shares [Member] | Alger Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	7.94%	9.69%	17.04%	(37.28%)